Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

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VIA EDGAR

April 13, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Variable Insurance Trust (“Registrant”)
File Nos. 333-37115 and 811-08399

Ladies and Gentlemen,

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 28 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of designating a new effective date, which will be April 28, 2006.

No fees are required in connection with this filing. Should you have any questions, feel free to contact the undersigned at 202.261.3467 or Brendan C. Fox at 202.261.3381.

Sincerely,

/s/ Derek B. Newman

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